Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (3,878,210)	$ (1,819,684)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	30,727	2,377
Stock-based compensation	396,850	305,018
Amortization of debt discount	196	333
Changes in operating assets and liabilities:
Restricted cash	4,055	122,140
Prepaid expenses and other current assets	(68,706)	(4,393)
Accounts payable	(80,343)	235,290
Accrued liabilities	(149,688)	235,766
Accrued payroll and other compensation	113,956	84,180
Net cash used in operating activities	(3,631,163)	(838,973)
Cash flows from investing activities:
Purchases of property and equipment	(225,671)	$ (2,399)
Payment for security deposit	(19,392)
Purchases of investments	(12,731,800)
Proceeds from redemptions of investments	7,244,000
Net cash used in investing activities	(5,732,863)	$ (2,399)
Cash flows from financing activities:
Deferred offering costs	$ (35,811)	(749,386)
Proceeds from the issuance of preferred stock, net		2,430,080
Proceeds from convertible notes		$ 210,000
Proceeds from initial public offering, net	$ 10,253,484
Proceeds from exercise of compensation options	55,548
Proceeds from conversion of private placement puts	2,700,000
Net cash provided by financing activities	12,973,221	$ 1,890,694
Net increase in cash and cash equivalents	3,609,195	1,049,322
Cash and cash equivalents at beginning of year	1,194,492	145,170
Cash and cash equivalents at end of year	$ 4,803,687	1,194,492
Non-cash investing and financing activities:
Warrants issued in connection with bridge loans		137
Conversion of convertible notes to Series B Preferred Stock		$ 210,000
Reclassification of deferred offering costs to equity	$ 785,197
Conversion of Series B Preferred Stock to Common Stock	$ 5,400
Cash paid:
Interest paid
Income taxes paid	$ 1,425	$ 1,425